Income taxes and deferred taxes - Effective tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Loss for the period before taxes	€ (30,056)	€ (24,639)	€ (12,152)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	€ 7,514	€ 6,160	€ 3,038
Foreign tax rate differential	69	8	58
Unrecognized DTA on tax losses and temporary differences	(9,058)	(5,650)	(2,681)
Non deductible expenses	(566)	(555)	(488)
Share based payments	(674)	(317)	0
Income not subject to tax	974	0	0
Tax adjustments to the previous period	0	(57)	0
Local income taxes	601	(2,618)	0
Other	(29)	49	(20)
Income tax at company effective tax rate	€ (1,169)	€ (2,980)	€ (93)
Company effective income tax rate	(3.89%)	(12.10%)	(0.77%)